OTHER INCOME	12 Months Ended
Dec. 31, 2024
OTHER INCOME
OTHER INCOME

26  – OTHER INCOME

Other income by function is detailed as follows:

	01.01.2024	01.01.2023	01.01.2022
Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Gain due to disposal of Property, plant and equipment	222,898	754,338	79,650
Recovery PIS credit and COFINS Brazil(1)	20,454,256	—	—
Credit recovery in Brazil (2)	—	—	1,856,762
Others	802,707	556,151	561,108
Total	21,479,861	1,310,489	2,497,520
(1)	See Note 6 (2) for more information on recovery.
(2)	Restitution of credits for the payment of coffee quota (cota café)